Guarantor Financial Information - Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements Captions [Line Items]
Revenue	$ 831,324	$ 877,905	$ 819,024
Operating expenses:
Ship operating	183,916	192,327	193,836
Cost of services, supervision fees	1,300	7,390	1,950
Depreciation and amortization	199,938	216,098	204,862
General and administrative	40,091	32,118	27,338
Operating leases	115,544	85,910	40,270
Loss (gain) on disposals	(13,604)	31,876	0
Expenses related to customer bankruptcy	1,013	19,732	0
Vessel impairments	0	285,195	0
Total operating expenses	528,198	870,646	468,256
Operating earnings	303,126	7,259	350,768
Other expenses (income):
Interest expense and amortization of deferred financing fees	116,389	119,882	108,693
Interest income	(4,558)	(8,455)	(11,026)
Undrawn credit facility fees	2,173	2,673	3,100
Refinancing expenses	0	1,962	5,770
Change in fair value of financial instruments	12,631	29,118	54,576
Equity income on investment	(5,835)	(188)	(5,107)
Other expense (income)	7,089	1,306	(4,629)
Total other expenses (income)	127,889	146,298	151,377
Net earnings (loss)	175,237	(139,039)	199,391
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Revenue	(248,135)	(259,521)	(268,357)
Operating expenses:
Ship operating	(219,263)	(232,829)	(234,284)
Cost of services, supervision fees	0	0	0
Depreciation and amortization	0	0	0
General and administrative	(28,872)	(26,692)	(34,073)
Operating leases	0	0	0
Loss (gain) on disposals	0	0	0
Expenses related to customer bankruptcy	0	0	0
Vessel impairments	0	0	0
Total operating expenses	(248,135)	(259,521)	(268,357)
Operating earnings	0	0	0
Other expenses (income):
Interest expense and amortization of deferred financing fees	0	0	0
Interest income	0	0	0
Undrawn credit facility fees	0	0	0
Refinancing expenses	0	0	0
Change in fair value of financial instruments	0	0	0
Equity income on investment	35,939	16,488	56,100
Other expense (income)	0	(1)	0
Total other expenses (income)	35,939	16,487	56,100
Net earnings (loss)	(35,939)	(16,487)	(56,100)
Parent Issuer [Member]
Condensed Income Statements Captions [Line Items]
Revenue	797,317	835,851	766,978
Operating expenses:
Ship operating	211,966	229,439	230,041
Cost of services, supervision fees	0	0	0
Depreciation and amortization	173,464	188,816	176,686
General and administrative	52,742	42,507	44,050
Operating leases	98,175	74,175	35,739
Loss (gain) on disposals	(1)	31,876	0
Expenses related to customer bankruptcy	472	7,342	0
Vessel impairments	0	285,195	0
Total operating expenses	536,818	859,350	486,516
Operating earnings	260,499	(23,499)	280,462
Other expenses (income):
Interest expense and amortization of deferred financing fees	97,762	101,009	88,285
Interest income	(4,146)	(8,273)	(10,849)
Undrawn credit facility fees	2,173	2,673	3,100
Refinancing expenses	0	1,962	5,120
Change in fair value of financial instruments	11,894	28,616	50,358
Equity income on investment	(29,013)	(11,176)	(48,342)
Other expense (income)	6,592	729	(6,601)
Total other expenses (income)	85,262	115,540	81,071
Net earnings (loss)	175,237	(139,039)	199,391
Guarantors [Member]
Condensed Income Statements Captions [Line Items]
Revenue	237,056	250,606	253,095
Operating expenses:
Ship operating	180,349	185,750	187,621
Cost of services, supervision fees	1,300	7,390	1,950
Depreciation and amortization	13,317	14,172	13,291
General and administrative	16,115	16,189	17,277
Operating leases	5,046	4,780	4,531
Loss (gain) on disposals	(13,603)	0	0
Expenses related to customer bankruptcy	0	0	0
Vessel impairments	0	0	0
Total operating expenses	202,524	228,281	224,670
Operating earnings	34,532	22,325	28,425
Other expenses (income):
Interest expense and amortization of deferred financing fees	7,795	7,583	7,499
Interest income	(412)	(179)	(166)
Undrawn credit facility fees	0	0	0
Refinancing expenses	0	0	0
Change in fair value of financial instruments	737	502	4,218
Equity income on investment	(12,761)	(5,500)	(12,865)
Other expense (income)	497	578	1,972
Total other expenses (income)	(4,144)	2,984	658
Net earnings (loss)	38,676	19,341	27,767
Non-Guarantors [Member]
Condensed Income Statements Captions [Line Items]
Revenue	45,086	50,969	67,308
Operating expenses:
Ship operating	10,864	9,967	10,458
Cost of services, supervision fees	0	0	0
Depreciation and amortization	13,157	13,110	14,885
General and administrative	106	114	84
Operating leases	12,323	6,955	0
Loss (gain) on disposals	0	0	0
Expenses related to customer bankruptcy	541	12,390	0
Vessel impairments	0	0	0
Total operating expenses	36,991	42,536	25,427
Operating earnings	8,095	8,433	41,881
Other expenses (income):
Interest expense and amortization of deferred financing fees	10,832	11,290	12,909
Interest income	0	(3)	(11)
Undrawn credit facility fees	0	0	0
Refinancing expenses	0	0	650
Change in fair value of financial instruments	0	0	0
Equity income on investment	0	0	0
Other expense (income)	0	0	0
Total other expenses (income)	10,832	11,287	13,548
Net earnings (loss)	$ (2,737)	$ (2,854)	$ 28,333